Annual Total Returns[BarChart] - Goldman Sachs Target Date 2050 Portfolio - Class R6 Shares	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.07%	22.87%	8.44%	(1.07%)	9.41%	17.44%	(7.47%)	25.19%	14.09%